SCHEDULE OF CAPITALIZED SOFTWARE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Research and Development [Abstract]
EDM software	$ 388,338
Total capitalized software	388,338
Less accumulated amortization
Total capitalized software, net	$ 388,338